[Letterhead of Hayden Bergman Rooney, Professional Corporation]

August 4, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk, Stop 1-4

Re:	Trans-India Acquisition Corporation
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Trans-India Acquisition Corporation (“Registrant”), and for the purpose of registering units, shares of common stock and warrants of Registrant under the Securities Act of 1933, as amended (the “Act”), electronically transmitted herewith is a Registration Statement on Form S-1, together with copies of exhibits thereto, other than those exhibits that may be filed by amendment (the “Registration Statement”). Registrant has wired the filing fee in the amount of $17,709 to the Securities and Exchange Commission’s account in connection with the filing of the Registration Statement.

The representative of the underwriters have advised Registrant that the proposed offering will be reviewed by representatives of the National Association of Securities Dealers, Inc. (the “NASD”), and that copies of the Registration Statement are being forwarded concurrently to the NASD.

Pursuant to Rule 461 of the Act, Registrant requests that it be permitted to make its request for acceleration of the effective date of the Registration Statement orally. Registrant and the representative of the underwriters are aware of their obligations under the Act.

Please direct any questions or comments regarding this filing to the undersigned of this firm via facsimile at (415) 399-9320 and via telephone at (415) 692-3310 ext 24.

Sincerely,

HAYDEN BERGMAN ROONEY Professional Corporation

/s/ Kevin K. Rooney

Enclosures

cc:    Craig P. Colmar, Trans-India Acquisition Corporation